Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013
Commitment And Contingencies [Line Items]
Cost incurred inception to date on installation and on-going monitoring of wells	$ 478,000
Environmental accrued liabilities	$ 1,397,000	$ 1,414,000